PROSHARES TRUST

ProShares S&P Global Core Battery Metals ETF

(the "Fund")

Supplement dated November 2, 2022

to the Fund's Summary Prospectus, Statutory Prospectus, and Statement of Additional Information

(dated November 2, 2022, each as supplemented or amended)

* * * * *

The Fund is not yet available for sale. The Fund is scheduled to list and begin trading on the NYSE Arca on or about November 10, 2022.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.